Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accrued Expenses And Other Liabilities

	2010	2011
Guarantee liability	$1,251	$—
Accrued expenses	73,691	29,682
Accrued interest	24,137	26,702
Lease deficiency	22,310	18,074
	$121,389	$74,458